Other operating income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Other Operating Income/(Expenses)

Million US dollar	2025	2024¹	2023 1
.
Government grants	365	384	374
Net rental income	108	106	106
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	95	88	73
License income	33	32	31
Other operating income	206	168	194
Other operating income/(expenses)	808	779	778

1
Amended to conform to the 2025 presentation.